CAPITAL STOCK (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Mar. 22, 2025	Dec. 31, 2024
Capital stock
Share capital
Number of shares issued	99,062,216,600		99,062,216,600
Percentage of ownership	100.00%		100.00%
Total paid-in capital	Rp 4,953		Rp 4,953
Share buyback
Share capital
Number of shares issued	8,945,400
Percentage of ownership	0.01%
Total paid-in capital	Rp 0
Series A Dwiwarna share | Capital stock
Share capital
Number of shares issued	1
Series A Dwiwarna share | Government agencies | Capital stock
Share capital
Number of shares issued	1		1
Percentage of ownership	0.00%		0.00%
Total paid-in capital	Rp 0		Rp 0
Series B shares | Capital stock
Share capital
Number of shares issued	99,062,216,559
Series B shares | Government agencies
Share capital
Number of shares issued		51,602,353,559
Percentage of ownership		52.09%
Series B shares | Government agencies | Capital stock
Share capital
Number of shares issued			51,602,353,559
Percentage of ownership			52.09%
Total paid-in capital			Rp 2,580
Series B shares | DAM | Capital stock
Share capital
Number of shares issued	51,602,353,559
Percentage of ownership	52.09%
Total paid-in capital	Rp 2,580
Series B shares | The Bank of New York Mellon Corporation | Capital stock
Share capital
Number of shares issued	4,356,822,980		4,185,694,580
Percentage of ownership	4.40%		4.23%
Total paid-in capital	Rp 218		Rp 209
Series B shares | Dian Siswarini | Capital stock
Share capital
Number of shares issued	203,000
Percentage of ownership	0.00%
Total paid-in capital	Rp 0
Series B shares | Veranita Yosephine | Capital stock
Share capital
Number of shares issued	90,000
Percentage of ownership	0.00%
Total paid-in capital	Rp 0
Series B shares | Nanang Hendarno | Capital stock
Share capital
Number of shares issued	32,500
Percentage of ownership	0.00%
Total paid-in capital	Rp 0
Series B shares | Ririek Adriansyah | Capital stock
Share capital
Number of shares issued			9,336,755
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Bogi Witjaksono | Capital stock
Share capital
Number of shares issued			6,952,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Afriwandi | Capital stock
Share capital
Number of shares issued			6,995,200
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Heri Sunaryadi | Capital stock
Share capital
Number of shares issued			7,242,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | F.M. Venusiana R. | Capital stock
Share capital
Number of shares issued			10,629,200
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Herlan Wijanarko | Capital stock
Share capital
Number of shares issued			6,995,200
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Muhamad Fajrin Rasyid | Capital stock
Share capital
Number of shares issued			6,952,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Budi Setyawan Wijaya | Capital stock
Share capital
Number of shares issued			7,407,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Honesti Basyir | Capital stock
Share capital
Number of shares issued			3,250,844
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Faizal Rochmad Djoemadi | Capital stock
Share capital
Number of shares issued	248,500
Percentage of ownership	0.00%
Total paid-in capital	Rp 0
Series B shares | Isa Rachmatarwata | Capital stock
Share capital
Number of shares issued			3,312,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Marcelino Rumambo Pandin | Capital stock
Share capital
Number of shares issued			3,312,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Ismail | Capital stock
Share capital
Number of shares issued			3,312,700
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Arya Mahendra Sinulingga | Capital stock
Share capital
Number of shares issued			3,359,500
Percentage of ownership			0.00%
Total paid-in capital			Rp 0
Series B shares | Rizal Mallarangeng | Capital stock
Share capital
Number of shares issued	3,240,600		3,312,700
Percentage of ownership	0.00%		0.00%
Total paid-in capital	Rp 0		Rp 0
Series B shares | Silmy Karim | Capital stock
Share capital
Number of shares issued	1,344,700		1,344,700
Percentage of ownership	0.00%		0.00%
Total paid-in capital	Rp 0		Rp 0
Series B shares | Public (individually less than 5%) | Capital stock
Share capital
Number of shares issued	43,088,935,360		43,190,450,461
Percentage of ownership	43.50%		43.68%
Total paid-in capital	Rp 2,155		Rp 2,164
Series A Dwiwarna share and Series B shares | Capital stock
Share capital
Number of shares issued	99,053,271,200
Percentage of ownership	99.99%
Total paid-in capital	Rp 4,953